Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) - Schedule of Related Party Officer and His Affiliates Convertible Notes - Convertible Notes Payable [Member] - USD ($)
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Convertible and Promissory Notes Payable – Related Party Officer and his Affiliates (Details) - Schedule of Related Party Officer and His Affiliates Convertible Notes [Line Items]
Principal	$ 5,930,804	$ 13,537
Long term	$ 7,151,790	$ 13,527